Annual Fund Operating Expenses - INVESCO EQUITY AND INCOME FUND	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.78%
Class C
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.53%
Class R
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.03%
Class Y
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.53%
Class R5
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.46%
Class R6
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.39%